Shareholder Report, Average Annual Return (Details)			10 Months Ended	12 Months Ended	14 Months Ended	39 Months Ended
	Oct. 02, 2023	Aug. 23, 2021	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000214795
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Zacks Earnings Consistent Portfolio ETF
C000245117
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Zacks Small/Mid Cap ETF
Without Sales Load [Member] | C000214795
Average Annual Return [Line Items]
Average Annual Return, Percent			21.23%	27.49%		8.64%
Without Sales Load [Member] | C000245117
Average Annual Return [Line Items]
Average Annual Return, Percent				39.88%	38.73%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				34.10%	32.99%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent			26.31%	34.49%		10.18%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				34.49%	36.36%